SCHEDULE OF NET REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total net revenue	$ 10,978,571	$ 12,258,451	$ 22,125,320
Total net revenue percentage	100.00%	100.00%	100.00%
Grains, Oil, and Spices [Member]
Product Information [Line Items]
Total net revenue	$ 473,481	$ 3,103,217	$ 8,642,315
Total net revenue percentage	4.30%	25.30%	39.10%
Beverages, Alcohol and Tea [Member]
Product Information [Line Items]
Total net revenue	$ 300,799	$ 1,808,015	$ 2,295,324
Total net revenue percentage	2.60%	14.70%	10.40%
Other Food [Member]
Product Information [Line Items]
Total net revenue	$ 726,158	$ 1,070,054	$ 1,166,115
Total net revenue percentage	6.60%	8.70%	5.20%
Meat, Poultry and Eggs [Member]
Product Information [Line Items]
Total net revenue	$ 269,880	$ 5,355,829	$ 7,227,876
Total net revenue percentage	2.60%	43.70%	32.70%
Fresh Fruits and Vegetables [Member]
Product Information [Line Items]
Total net revenue	$ 311,594	$ 597,828	$ 1,397,838
Total net revenue percentage	2.80%	4.90%	6.30%
Groceries [Member]
Product Information [Line Items]
Total net revenue	$ 43,980	$ 169,501	$ 1,264,330
Total net revenue percentage	0.40%	1.40%	5.80%
Dried Seafood [Member]
Product Information [Line Items]
Total net revenue	$ 18,326	$ 41,088	$ 102,932
Total net revenue percentage	0.20%	0.30%	0.40%
Technology Services [Member]
Product Information [Line Items]
Total net revenue	$ 8,834,353	$ 112,919	$ 28,590
Total net revenue percentage	80.50%	1.00%	0.10%